CONSOLIDATED BALANCE SHEETS In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)
ASSETS
Cash and cash equivalents	$ 716,067	¥ 50,740,000	¥ 59,541,000
Trade notes and accounts receivable, net of allowance for doubtful accounts of 680 million and 275 million ($3,307 thousand) at March 31, 2010 and 2011, respectively	343,524	30,164,000	28,564,000
Inventories	306,422	23,497,000	25,479,000
Deferred income taxes, net	279,483	20,669,000	23,239,000
Prepaid expenses and other current assets	145,653	9,492,000	12,111,000
Total current assets	1,791,149	134,562,000	148,934,000
PROPERTY AND EQUIPMENT, net	715,670	62,434,000	59,508,000
INVESTMENTS AND OTHER ASSETS:
Investments in marketable securities	1,684	226,000	140,000
Investment in affiliate	25,628	2,146,000	2,131,000
Identifiable intangible assets	499,880	35,246,000	41,565,000
Goodwill	263,139	21,899,000	21,880,000
Lease deposits	329,044	27,685,000	27,360,000
Deferred income taxes, net	35,286	3,531,000	2,934,000
Other assets	113,517	10,469,000	9,439,000
Total investments and other assets	1,268,178	101,202,000	105,449,000
TOTAL ASSETS	3,774,997	298,198,000	313,891,000
LIABILITIES
Short-term borrowings	48,106		4,000,000
Current portion of long-term debt and capital lease obligations	81,575	2,433,000	6,783,000
Trade notes and accounts payable	228,539	16,138,000	19,003,000
Accrued income taxes	73,614	3,962,000	6,121,000
Accrued expenses	201,407	18,568,000	16,747,000
Deferred revenue	57,775	6,246,000	4,804,000
Other current liabilities	68,515	6,118,000	5,697,000
Total current liabilities	759,531	53,465,000	63,155,000
LONG-TERM LIABILITIES:
Long-term debt and capital lease obligations, less current portion	427,132	39,885,000	35,516,000
Accrued pension and severance costs	35,261	2,861,000	2,932,000
Deferred income taxes, net	66,181	4,162,000	5,503,000
Other long-term liabilities	100,758	8,594,000	8,378,000
Total long-term liabilities	629,332	55,502,000	52,329,000
TOTAL LIABILITIES	1,388,863	108,967,000	115,484,000
COMMITMENTS AND CONTINGENCIES (Notes 10 and 24)
EQUITY:
Common stock, no par value- Authorized 450,000,000 shares; issued 143,500,000 shares at March 31, 2010 and 2011: outstanding 133,460,664 shares and 136,140,971 shares at March 31, 2010 and 2011, respectively	570,042	47,399,000	47,399,000
Additional paid-in capital	907,877	77,089,000	75,490,000
Legal reserve	3,416	284,000	284,000
Retained earnings	1,085,388	83,055,000	90,250,000
Accumulated other comprehensive loss	(30,631)	(175,000)	(2,547,000)
Treasury stock, at cost- 10,039,336 shares and 7,359,029 shares at March 31, 2010 and March 31, 2011, respectively	(203,993)	(23,187,000)	(16,962,000)
Total KONAMI CORPORATION stockholders' equity	2,332,099	184,465,000	193,914,000
Noncontrolling interest	54,035	4,766,000	4,493,000
TOTAL EQUITY	2,386,134	189,231,000	198,407,000
TOTAL LIABILITIES AND EQUITY	$ 3,774,997	¥ 298,198,000	¥ 313,891,000